Construction in Progress	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Construction In Progress
Construction in Progress
6.	CONSTRUCTION IN PROGRESS

The Company engaged outside contractors to begin construction work on its first facility. As of September 30, 2020, $1,976,846 (December 31, 2019– $2,030,270) represents progress payments related to facility construction.

5.	CONSTRUCTION IN PROGRESS

The Company engaged outside contractors to begin construction work on its first facility. As of December 31, 2019, $2,030,270 (December 31, 2018 – nil) represents progress payments related to facility construction.